Acquisition of Richmond Mines Ltd. (Schedule of Asset Acquisition) (Details) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Net assets acquired
Cash and cash equivalents	$ 182.8	$ 206.0	$ 200.8
Equity securities	22.8	7.8
Mineral property, plant and equipment	2,933.4	2,813.3
Current liabilities	(127.3)	(131.9)
Deferred tax liabilities	$ (513.7)	$ (491.5)